Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	May 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, Cost	$ 2,374,195	$ 2,438,118
Accumulated Amortization	509,087	296,744
Intangible assets, Net Carrying Value	$ 1,865,108	$ 2,141,374	$ 1,528,441
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118
Accumulated Amortization		289,884
Intangible assets, Net Carrying Value		$ 733,234
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life, description	Indefinite	Indefinite
Finite lived intangible assets, Cost	$ 866,000	$ 866,000
Accumulated Amortization
Intangible assets, Net Carrying Value		$ 866,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years
Finite lived intangible assets, Cost	$ 332,077	$ 546,000
Accumulated Amortization		5,443
Intangible assets, Net Carrying Value		$ 540,557
Internet Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000
Accumulated Amortization		1,417
Intangible assets, Net Carrying Value		$ 1,583